CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 971,995	$ 729,695	$ 519,029
Cost of revenue	103,691	80,645	66,528
Gross profit	868,304	649,050	452,501
OPERATING EXPENSES
Research and development	213,709	156,500	127,047
Sales and marketing	533,539	438,402	392,068
General and administrative	142,090	92,733	85,401
Total operating expenses	889,338	687,635	604,516
Operating loss	(21,034)	(38,585)	(152,015)
Financial income, net	55,500	41,911	22,554
Income (loss) before income taxes	34,466	3,326	(129,461)
Taxes on income	(2,094)	(5,203)	(7,406)
Net income (loss)	$ 32,372	$ (1,877)	$ (136,867)
Net income (loss) per share attributable to ordinary shareholders’, basic	$ 0.65	$ (0.04)	$ (2.99)
Net income (loss) per share attributable to ordinary shareholders’, diluted	$ 0.62	$ (0.04)	$ (2.99)
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, basic	49,908,423	48,366,378	45,804,714
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, diluted	52,420,826	48,366,378	45,804,714